UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2011

Date of reporting period:	6/30/2011

Item 1. Schedule of Investments

Prudential Jennison Small Company Fund, Inc.

Schedule of Investments

as of June 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 0.5%
352,698	Moog, Inc. (Class A Stock)(a)	$ 15,349,417

Air Freight & Logistics — 0.9%
1,259,992	UTi Worldwide, Inc.	24,809,243

Biotechnology — 0.4%
331,824	Cepheid, Inc.(a)(b)	11,494,383

Building Products — 0.5%
394,064	Owens Corning(a)	14,718,290

Capital Markets — 2.7%
1,125,621	Eaton Vance Corp.	34,027,523
1,557,441	Janus Capital Group, Inc.(b)	14,702,243
760,898	Waddell & Reed Financial, Inc. (Class A Stock)	27,658,642

		76,388,408

Chemicals — 2.6%
559,558	Albemarle Corp.	38,721,414
154,599	Cytec Industries, Inc.	8,841,517
462,367	Intrepid Potash, Inc.(a)(b)	15,026,927
1,953,283	Spartech Corp.(a)	11,895,493

		74,485,351

Commercial Banks — 3.1%
592,487	Bank of the Ozarks, Inc.(b)	30,844,873
240,228	BOK Financial Corp.	13,157,288
1,010,926	FirstMerit Corp.	16,690,388
271,026	Prosperity Bancshares, Inc.	11,876,359
239,543	SVB Financial Group(a)	14,303,113

		86,872,021

Commercial Services & Supplies — 3.2%
288,826	Clean Harbors, Inc.(a)	29,821,284
1,002,760	Mobile Mini, Inc.(a)(b)	21,248,484
312,523	Progressive Waste Solutions Ltd.	7,781,823
1,019,038	Waste Connections, Inc.	32,334,076

		91,185,667

Communications Equipment — 2.2%
556,243	ADTRAN, Inc.	21,532,167
615,232	Ciena Corp.(a)(b)	11,307,964
414,345	Meru Networks, Inc.(a)(b)	4,976,283
536,200	NETGEAR, Inc.(a)	23,442,664

		61,259,078

Construction & Engineering — 2.6%
954,889	Chicago Bridge & Iron Co. NV	37,145,182
3,262,408	Great Lakes Dredge & Dock Corp.	18,204,237
442,078	URS Corp.(a)	19,778,570

		75,127,989

Consumer Finance — 0.5%
396,285	Green Dot Corp. (Class A Stock)(a)(b)	13,465,764

Diversified Consumer Services — 0.9%
1,004,335	Bridgepoint Education, Inc.(a)(b)	25,108,375

Diversified Telecommunication Services — 1.1%
1,513,421	tw telecom, Inc. (Class A Stock)(a)	31,070,533

Electrical Equipment — 1.0%
776,302	Woodward, Inc.	27,061,888

Electronic Equipment & Instruments — 1.8%
327,658	Anixter International, Inc.	21,409,174
863,475	FLIR Systems, Inc.(b)	29,107,742

		50,516,916

Energy Equipment & Services — 1.8%
146,493	Core Laboratories NV(b)	16,339,829
242,137	Dril-Quip, Inc.(a)	16,424,153
964,002	Key Energy Services, Inc.(a)	17,352,036

		50,116,018

Food & Staples Retailing — 2.4%
907,449	Ruddick Corp.	39,510,330
638,860	United Natural Foods, Inc.(a)(b)	27,260,156

		66,770,486

Food Products — 2.8%
1,015,115	Adecoagro SA(a)	11,328,683
1,498,565	Darling International, Inc.(a)	26,524,601
1,948,483	SunOpta, Inc.(a)	13,853,714
524,996	TreeHouse Foods, Inc.(a)	28,670,032

		80,377,030

Healthcare Equipment & Supplies — 1.9%
971,757	Insulet Corp.(a)(b)	21,543,853
481,403	STERIS Corp.	16,839,477
512,114	Volcano Corp.(a)	16,536,161

		54,919,491

Healthcare Providers & Services — 8.3%
552,395	Air Methods Corp.(a)(b)	41,286,002
542,931	AMERIGROUP Corp.(a)(b)	38,260,348
952,997	Bio-Reference Labs, Inc.(a)(b)	19,917,637
408,678	Catalyst Health Solutions, Inc.(a)	22,812,406
727,260	Centene Corp.(a)	25,839,548
416,358	MWI Veterinary Supply, Inc.(a)(b)	33,629,236
792,331	Universal Health Services, Inc. (Class B Stock)	40,828,816
767,805	Vanguard Health Systems, Inc.(a)(b)	13,183,212

		235,757,205

Hotels, Restaurants & Leisure — 2.4%
873,348	Cheesecake Factory, Inc. (The)(a)	27,396,927
1,285,057	Texas Roadhouse, Inc.	22,533,475
406,810	Vail Resorts, Inc.	18,802,758

		68,733,160

Household Products — 1.2%
827,166	Church & Dwight Co., Inc.	33,533,310

Insurance — 4.0%
219,874	Aspen Insurance Holdings Ltd.	5,657,358
1,238,786	Protective Life Corp.	28,653,120
669,876	StanCorp Financial Group, Inc.(b)	28,262,069
1,064,452	Symetra Financial Corp.	14,295,590
86,481	White Mountains Insurance Group Ltd.	36,335,857

		113,203,994

Internet & Catalog Retail — 0.2%
14,800	HomeAway, Inc.(a)	572,760
1,258,556	Vitacost.com, Inc.(a)(b)	6,091,411

		6,664,171

Internet Software & Services — 1.3%
666,446	Digital River, Inc.(a)(b)	21,432,903
1,073,142	Monster Worldwide, Inc.(a)(b)	15,732,262

		37,165,165

IT Services — 2.9%
314,808	Alliance Data Systems Corp.(a)(b)	29,613,988
309,165	Global Payments, Inc.	15,767,415
590,677	Interxion Holding NV(a)	8,942,850

557,655	Wright Express Corp.(a)	29,037,096

		83,361,349

Life Sciences Tools & Services — 1.3%
909,558	Bruker Corp.(a)	18,518,601
209,739	Techne Corp.	17,485,940

		36,004,541

Machinery — 5.9%
397,664	AGCO Corp.(a)(b)	19,628,695
902,947	Colfax Corp.(a)(b)	22,393,085
358,260	Crane Co.	17,701,627
438,308	Graco, Inc.	22,204,683
762,000	IDEX Corp.	34,937,700
644,700	Pentair, Inc.	26,020,092
611,214	RBC Bearings, Inc.(a)	23,079,441

		165,965,323

Media — 1.0%
550,081	John Wiley & Sons, Inc. (Class A Stock)	28,609,713

Metals & Mining — 2.2%
155,730	Compass Minerals International, Inc.	13,403,681
2,160,553	Hecla Mining Co.(a)(b)	16,614,653
384,556	Reliance Steel & Aluminum Co.	19,093,205
2,047,838	US Gold Corp.(a)(b)	12,348,463

		61,460,002

Multiline Retail — 0.6%
503,854	Big Lots, Inc.(a)	16,702,760

Oil, Gas & Consumable Fuels — 5.3%
365,541	Bill Barrett Corp.(a)(b)	16,942,825
1,004,906	Brigham Exploration Co.(a)	30,076,837
634,536	Forest Oil Corp.(a)	16,948,457
649,581	Patriot Coal Corp.(a)(b)	14,459,673
1,158,256	Quicksilver Resources, Inc.(a)(b)	17,095,858
741,892	Rosetta Resources, Inc.(a)	38,237,114
278,807	Whiting Petroleum Corp.(a)	15,866,906

		149,627,670

Pharmaceuticals — 1.2%
377,153	Perrigo Co.(b)	33,140,434

Professional Services — 2.2%
653,039	Corporate Executive Board Co. (The)	28,505,152
749,326	FTI Consulting, Inc.(a)(b)	28,429,429
411,902	Resources Connection, Inc.	4,959,300

51,200	RPX Corp.(a)	1,435,136

		63,329,017

Real Estate Investment Trusts — 6.1%
1,551,322	Capstead Mortgage Corp.	20,787,715
6,425,785	Chimera Investment Corp.	22,233,216
1,737,466	CreXus Investment Corp.(b)	19,303,247
2,079,573	Dct Industrial Trust, Inc.	10,876,167
3,019,959	Hersha Hospitality Trust (Class A Stock)	16,821,172
3,913,603	MFA Financial, Inc.	31,465,368
446,511	Mid-America Apartment Communities, Inc.	30,126,097
1,985,033	Summit Hotel Properties, Inc.	22,530,124

		174,143,106

Road & Rail — 1.8%
1,216,641	Heartland Express, Inc.(b)	20,147,575
524,618	Kansas City Southern(a)	31,125,586

		51,273,161

Semiconductors & Semiconductor Equipment — 3.8%
1,140,372	ATMI, Inc.(a)	23,297,800
856,428	Cavium, Inc.(a)(b)	37,331,696
217,724	Hittite Microwave Corp.(a)	13,479,293
906,597	Power Integrations, Inc.	34,840,523

		108,949,312

Software — 4.5%
894,832	Ariba, Inc.(a)	30,844,859
759,394	CommVault Systems, Inc.(a)	33,755,063
594,789	Informatica Corp.(a)	34,753,521
439,862	Qlik Technologies, Inc.(a)	14,981,700
427,994	SuccessFactors, Inc.(a)(b)	12,583,024

		126,918,167

Specialty Retail — 1.6%
1,252,376	Express, Inc.(b)	27,301,797
464,399	Williams-Sonoma, Inc.	16,945,919

		44,247,716

Textiles, Apparel & Luxury Goods — 4.4%
228,183	Deckers Outdoor Corp.(a)	20,112,050
824,776	Maidenform Brands, Inc.(a)	22,813,304
437,440	Phillips-Van Heusen Corp.	28,639,197
360,458	Vera Bradley, Inc.(a)	13,769,495
735,068	Warnaco Group, Inc. (The)(a)	38,407,303

		123,741,349

Thrifts & Mortgage Finance — 0.4%
307,743	WSFS Financial Corp.	12,202,010

Wireless Telecommunication Services — 3.3%
1,802,560	NTELOS Holdings Corp.	36,808,275
1,455,220	SBA Communications Corp. (Class A Stock)(a)(b)	55,574,852

		92,383,127

	TOTAL LONG-TERM INVESTMENTS (cost $2,089,215,252)	2,798,212,110

SHORT-TERM INVESTMENT — 15.1%
Affiliated Money Market Mutual Fund
427,896,445	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $427,896,445; includes $399,148,231 of cash collateral received for securities on loan)(c)(d)	427,896,445

	TOTAL INVESTMENTS — 113.9% (cost $2,517,111,697)(e)	3,226,108,555
	LIABILITIES IN EXCESS OF OTHER ASSETS — (13.9%)	(394,455,288)

	NET ASSETS — 100.0%	$2,831,653,267

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $393,352,199; cash collateral of $399,148,231 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on June 30, 2011. Collateral was subsequently received on July 1, 2011 and the Fund remained in compliance.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,537,731,500	$747,686,425	$(59,309,370)	$688,377,055

The difference between book basis and tax basis was primarily attributed to deferred losses on wash sales and Lehman Brothers securities adjustments as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limit to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,798,212,110	$—	$—
Affiliated Money Market Mutual Fund	427,896,445	—	—

Total	$3,226,108,555	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 18, 2011

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 18, 2011

*	Print the name and title of each signing officer under his or her signature.